Derivative Instruments and Hedging Activities-Balance Sheet (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	$ 16,417	$ 3,218
Derivative asset, gross liability	(1,756)	(3,146)
Derivative liability, gross asset	1,756	3,146
Derivative Liability, gross liability	(2,181)	(20,876)
Derivative asset, net	14,661	72
Derivative Liability, net	(425)	(17,730)
Derivative, Fair Value, Net	14,236	(17,658)
Embedded Derivative Financial Instruments [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	1,955	3,078
Derivative asset, gross liability	0	0
Derivative liability, gross asset	0	0
Derivative Liability, gross liability	(2,266)	(2,923)
Derivative asset, net	1,955	3,078
Derivative Liability, net	(2,266)	(2,923)
Derivative, Fair Value, Net	(311)	155
Carrying Value [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, net	18,372	6,296
Derivative Liability, net	(4,447)	(23,799)
Carrying Value [Member] | Other assets [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	18,372	6,296
Derivative asset, gross liability	0	0
Derivative asset, Net Carrying Value	18,372	6,296
Carrying Value [Member] | Other accrued liabilities [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative liability, gross asset	0	0
Derivative Liability, gross liability	(4,447)	(23,799)
Derivative liability, Net Carrying Value	(4,447)	(23,799)
Carrying Value [Member] | Bonds [Member] | Euro Senior Notes [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Hedging assets	0	0
Hedging liabilities	(541,500)	$ (562,780)
Long [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts to buy	981,800
Short [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts to buy	$ 193,500